Earnings per share (Tables)	12 Months Ended
Jun. 30, 2025
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Schedule of reconciliation between the weighted-average number of common shares outstanding
	June 30, 2025	June 30, 2024	June 30, 2023
Weighted - average outstanding shares	747	742	748
Adjustments for calculation of diluted earnings per share
Concepts that affect dilution	70	-	72
Weighted - average diluted common shares	817	742	820	(i)

Schedule of basic earnings per share
	June 30, 2025	June 30, 2024	June 30, 2023
Profit / (loss) for the year attributable to equity holders of the parent	195,182	(40,607)	312,051
Weighted average number of common shares outstanding	747	742	748
Basic earnings per share	261.29	(54.73)	417.18	(i)

Schedule of diluted earnings per share
	June 30, 2025	June 30, 2024		June 30, 2023
Profit / (loss) for the year attributable to equity holders of the parent	195,182	(40,607)		312,051
Weighted average number of common shares outstanding	817	742		820
Diluted earnings per share	238.90	(54.73	)(ii)	380.55	(i)